Operating Segments	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Operating Segments
7.	OPERATING SEGMENTS
Information reported to the Chief Executive Officer, being the chief operating decision maker (“CODM”), for the purposes of resource allocation and assessment of segment performance focuses on types of goods or services delivered or provided.

Specifically, the Group’s reportable segments under IFRS 8 are as follows:

(a)
The SpiderNet ecosystem solutions segment: The Group provides its institutional and corporate clients with exclusive, paid access to the AMTD SpiderNet ecosystem to enhance their investor communication, investor relations and corporate communication to potentially maximize their valuation;

(b)	The digital financial services segment: The Group provides primarily corporate clients with insurance brokerage services; and

(c)
Corporate: The Group includes in the Corporate category (i) the digital media, content, and marketing business in which the Group creates and promotes digital solutions content by investing in and developing multimedia channels to provide users and audiences access to content medium through a comprehensive library of traditional and digital movies, podcasts, webinars and live videos offered by content providers and online media platforms since May 2020; and (ii) the investments in innovative technology companies which operate digital non-financial
license businesses through strategic investments.

Segment revenues and results
The following is an analysis of the Group’s revenues and results by reportable segments:
For the year ended April 30, 2020

	SpiderNet ecosystem solutions	Digital financial services	Corporate	Consolidated
	HK$	HK$	HK$	HK$
Segment revenues
Revenue from external customers	157,678	9,301	—	166,979
Revenue from related parties	—	568	—	568

	157,678	9,869	—	167,547

Changes in fair value on financial assets measured at FVTPL	—	—	43,592	43,592

Segment profits	140,134	4,765	43,291	188,190
Unallocated:
Other gains and losses				(5,586)
Corporate expenses				(557)

Profit before tax				182,047

For the year ended April 30, 2021

	SpiderNet ecosystem solutions	Digital financial services	Corporate	Consolidated
	HK$	HK$	HK$	HK$
Segment revenues
Revenue from external customers	176,628	11,157	—	187,785
Revenue from related parties	7,467	564	—	8,031

	184,095	11,721	—	195,816

Changes in fair value on financial assets measured at FVTPL	—	—	70,291	70,291

Segment profits	144,276	1,084	70,800	216,160
Unallocated:
Other gains and losses				(306)
Corporate expenses				(19,602)

Profit before tax				196,252

For the year ended April 30, 2022

	SpiderNet ecosystem solutions	Digital financial services	Corporate	Consolidated
	HK$	HK$	HK$	HK$

Segment revenues
Revenue from external customers	171,827	11,141	533	183,501
Revenue from related parties	12,800	657	—	13,457

	184,627	11,798	533	196,958

Changes in fair value on financial assets measured at FVTPL	—	—	132,032	132,032

Segment profits	136,607	951	136,323	273,881
Unallocated:
Other income				35
Other gains and losses				4,746
Corporate expenses				(53,652)

Profit before tax				225,010

The accounting policies of the operating segments are the same as the Group’s accounting policies described in note 4. Segment profit represents the profit earned by each segment without allocation of certain other income, other gains and losses, corporate expenses, including central administration costs and directors’ emoluments. This is the measure reported to the CODM for the purposes of resource allocation and performance assessment.

The CODM makes decisions according to operating results of each segment. No analysis of segment asset and segment liability is presented as the CODM does not regularly review such information for the purposes of resources allocation and performance assessment. Therefore, only segment revenue and segment results are presented.
Geographical information
During the year ended April 30, 2020, the Group’s operations are located in Hong Kong. All of the Group’s revenue from customers, based on the location of services, and the Group’s non-current assets, based on the location of assets, are allocated to Hong Kong.
During the years ended April 30, 2021, the Group’s operations are located in Hong Kong and Singapore. The Group’s revenue from external customers, based on the location of services, of HK$193,483 and HK$2,333 are derived from
Hong Kong and Singapore, respectively. The Group’s non-current assets, based on the location of assets, of HK$50 and HK$110,644 reside in
Hong Kong and Singapore, respectively, at April 30, 2021.
During the years ended April 30, 2022, the Group’s operations are located in Hong Kong and Singapore. The Group’s revenue from customers, based on the location of services, of HK$196,074 and HK$884 are derived from
Hong Kong and Singapore, respectively. The Group’s non-current assets, based on the location of assets, of HK$31 and HK$95,188 reside in
Hong Kong and Singapore, respectively, at April 30, 2022.

Note:	Non-current assets excluded financial instruments.
Information about major customers
Revenue from customers of the corresponding years contributing over 10% of the total sales of the Group are as follows:

	2020		2021		2022
	HK$		HK$		HK$
Customer A 1	38,911		N/A	2	—
Customer B 1	27,456		—		N/A	2
Customer C 1	22,701		N/A	2	N/A	2
Customer D 1	22,044		22,009		N/A	2
Customer E 1	19,570		N/A	2	N/A	2
Customer F 1	N/A	2	N/A	2	20,000

1	Revenue from SpiderNet ecosystem solutions segment
2	Revenue by this customer is less than 10% of the total revenue
In addition, the Company provided SpiderNet ecosystem solutions services to non-controlling
shareholders of the Company with revenue of HK$18,964, HK$38,828 and HK$12,112 recognized for the years ended April 30, 2020, 2021 and 2022, respectively. For the year ended April 30, 2022, the Company provided SpiderNet ecosystem solutions services to a former related company of the Company with revenue of HK$20,000.